Note 12 - Stock Incentive Plan - Summary of the Status of Non-vested Shares Relating to the 2015 Stock Incentive Plan (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Balance, Shares (in shares)	0.55	0.675
Balance, Fair value (in dollars per share)	$ 2.50	$ 405,000
Vested, Shares (in shares)	0.125	0.125
Vested, Fair value (in dollars per share)	$ 0.95	$ 252
Balance, Shares (in shares)	0.425	0.55
Balance, Fair value (in dollars per share)	$ 0.82	$ 2.50